                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

                                                 FACE AMOUNT      VALUE
                                                 -----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.1%
      2.150%, 01/13/12                           $ 2,500,000   $ 2,489,085
      2.000%, 02/25/11                               200,000       200,513
                                                               -----------
                                                                 2,689,598
                                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 55.6%
      5.375%, 08/15/09                             1,000,000     1,018,176
      4.000%, 08/05/11                             8,000,000     8,079,072
      4.000%, 06/24/11                            10,000,000    10,066,830
      2.500%, 03/02/12                               500,000       503,812
      1.958%, 11/15/11 STRIPS (A)                  5,000,000     4,694,715
                                                               -----------
                                                                24,362,605
                                                               -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $26,936,801)                                        27,052,203
                                                               -----------
U.S. TREASURY OBLIGATIONS -- 24.8%
U.S. TREASURY BILLS (B) -- 24.8%
      0.685%, 10/22/09 (C)                           300,000       299,218
      0.420%, 11/19/09 (D)                        10,630,000    10,595,750
                                                               -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $10,877,229)                                        10,894,968
                                                               -----------
CORPORATE OBLIGATIONS -- 13.3%
FINANCIALS -- 13.3%
   CitiFinancial
      10.000%, 05/15/09                              500,000       501,544
   General Electric Capital
      3.000%, 12/09/11                             3,000,000     3,088,920
   Metropolitan Life Global Funding I
      5.125%, 11/09/11                               800,000       768,376
   Principal Life Income Funding
      5.200%, 11/15/10                             1,000,000     1,011,259
   Wells Fargo
      3.980%, 10/29/10                               500,000       479,664
                                                               -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $5,880,045)                                          5,849,763
                                                               -----------

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2009 (UNAUDITED)

                                                                   SHARES/
                                                                  CONTRACTS       VALUE
                                                                  ---------   ------------
CASH EQUIVALENT -- 0.1%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.920% (E)
      (Cost $21,370)                                                21,370    $    21,370
                                                                              -----------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $43,715,445) ++                                                    43,818,304
                                                                              -----------
WRITTEN INDEX OPTION CONTRACTS -- (0.5)%
   CBOE Dow Jones Industrial Average Index, April 2009, 71 Put*       (106)        (7,738)
   CBOE Russell 2000 Index, April 2009, 380 Put*                       (37)       (22,570)
   ISE 250 Index, April 2009, 142.50 Put*                              (51)       (14,025)
   ISE SI Index, April 2009, 55 Put*                                  (272)       (35,360)
   ISE-com Homeland Security Index, April 2009, 55 Put*               (136)       (10,880)
   ISE-com Homeland Security Index, April 2009, 52.50 Put*             (54)        (2,700)
   Morgan Stanley Consumer Index, April 2009, 460 Put*                 (17)       (11,560)
   PHLX Bank Index, April 2009, 22.50 Put*                            (694)       (55,520)
   PHLX Gold/Silver Index, April 2009, 120 Put*                        (17)        (3,570)
   Russell 1000 Index, April 2009, 410 Put*                            (35)       (26,950)
   S&P 100 European Index, April 2009, 350 Put*                        (14)        (6,860)
                                                                              -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $191,085)                                            $  (197,733)
                                                                              -----------

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2009 (UNAUDITED)

The following forward foreign currency contracts were outstanding as of March 31, 2009:

                                                                       Unrealized
                      Currency to         Currency to    Contract     Appreciation
Maturity Date           Receive             Deliver        Value     (Depreciation)
-------------         -----------         -----------   ----------   --------------
06/17/09        AUD       300,000   USD     (192,089)   $  207,327      $ 15,238
06/17/09        CAD     3,100,000   USD   (2,403,433)    2,466,719        63,286
06/17/09        GBP     1,200,000   USD   (1,659,390)    1,720,159        60,769
06/17/09        JPY   100,000,000   USD   (1,020,134)    1,013,997        (6,137)
06/17/09        NZD     1,400,000   USD     (713,299)      794,366        81,067
06/17/09        SEK    14,000,000   USD   (1,575,675)    1,694,944       119,269
06/17/09        USD     2,042,881   CHF   (2,400,000)    2,042,881       (72,484)
06/17/09        USD     2,560,178   EUR   (2,000,000)    2,560,178       (95,103)
06/17/09        USD       572,546   NOK   (4,000,000)      572,546       (18,742)
                                                                        --------
                                                                        $147,163
                                                                        ========

The following futures contracts were outstanding as of March 31, 2009:

                     Number
Contract               of      Settlement    Unrealized
Description        Contracts      Month     Appreciation
-----------        ---------   ----------   ------------
CBOE VIX Index          2      April 2009     $  6,595
CBOE VIX Index          3        May 2009          392
U.S. 2 Year Note      105       July 2009       99,711
                                              --------
                                              $106,698
                                              ========

PERCENTAGES ARE BASED ON NET ASSETS OF $43,846,858.

*    NON-INCOME PRODUCING SECURITY.

(A)  ZERO COUPON BOND.

(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2009.

STRIPS - SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

Currency Legend

AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO DOLLAR
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONE
USD U.S. DOLLAR

++ AT MARCH 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,745,090, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $218,798 AND $(145,584), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                      MARCH 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets;

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at March 31, 2009:

                                 Level 1       Level 2     Level 3       Total
                               -----------   -----------   -------   ------------
Investments in Securities      $10,916,338   $32,901,966     $--     $43,818,304
Other Financial Instruments*       106,698       147,163      --         253,861
Liabilities**                     (197,733)           --      --        (197,733)

*    OTHER FINANCIAL INSTRUMENTS ARE FORWARDS AND FUTURES.

**   LIABILITIES ARE WRITTEN OPTION CONTRACTS.

ANA-QH-003-0900

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: May 27, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: May 27, 2009